July 13, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares, Inc. (the “Registrant”)

Securities Act File No. 33-97598

Investment Company Act File No. 811-09102

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated June 29, 2015 to the prospectuses for the iShares Currency Hedged MSCI Emerging Markets ETF and iShares MSCI Eurozone ETF. The purpose of this filing is to submit the 497 dated June 29, 2015 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Very truly yours,

/s/ Sarah Coutu

Sarah Coutu

cc:	Benjamin Haskin, Esq.